INVENTORIES (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
INVENTORIES
Inventories	$ 1,641,007	$ 1,756,268	$ 1,598,840
Finished goods	371,429	556,014	426,933
Raw materials	1,269,578	1,200,254	$ 1,171,907
Inventory write-off	$ 137,605	$ 133,435